Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Industrials Portfolio

November 30, 2019

CYC-QTLY-0120
1.810678.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Aerospace & Defense - 21.2%
Aerospace & Defense - 21.2%
General Dynamics Corp.	24,435	$4,440,817
Harris Corp.	69,062	13,887,678
HEICO Corp. Class A	26,720	2,683,757
Huntington Ingalls Industries, Inc.	6,160	1,550,287
Lockheed Martin Corp.	30,006	11,733,246
Northrop Grumman Corp.	46,199	16,251,422
Raytheon Co.	56,982	12,389,026
Teledyne Technologies, Inc. (a)	28,703	9,816,139
The Boeing Co.	56,549	20,707,113
TransDigm Group, Inc.	28,527	16,177,662
United Technologies Corp.	134,261	19,916,277
		129,553,424
Air Freight & Logistics - 5.2%
Air Freight & Logistics - 5.2%
FedEx Corp.	51,800	8,290,590
United Parcel Service, Inc. Class B	71,222	8,527,410
XPO Logistics, Inc. (a)	181,000	14,966,890
		31,784,890
Airlines - 0.7%
Airlines - 0.7%
Delta Air Lines, Inc.	25,361	1,453,439
Southwest Airlines Co.	52,360	3,018,030
		4,471,469
Building Products - 1.5%
Building Products - 1.5%
Fortune Brands Home & Security, Inc.	112,600	7,123,076
Johnson Controls International PLC	46,007	1,970,480
		9,093,556
Commercial Services & Supplies - 3.4%
Diversified Support Services - 1.1%
Cintas Corp.	15,808	4,063,604
Copart, Inc. (a)	33,900	3,017,100
		7,080,704
Environmental & Facility Services - 2.3%
Waste Connection, Inc. (United States)	153,326	13,883,669

TOTAL COMMERCIAL SERVICES & SUPPLIES		20,964,373

Construction & Engineering - 1.5%
Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc.	100,100	9,218,209
Electrical Equipment - 6.8%
Electrical Components & Equipment - 6.8%
AMETEK, Inc.	361,446	35,786,767
Regal Beloit Corp.	70,200	5,737,446
Rockwell Automation, Inc.	964	188,790
		41,713,003
Industrial Conglomerates - 13.3%
Industrial Conglomerates - 13.3%
3M Co.	32,053	5,441,638
General Electric Co.	2,335,033	26,315,822
Honeywell International, Inc.	197,898	35,334,688
Roper Technologies, Inc.	38,868	14,006,861
		81,099,009
Machinery - 27.9%
Construction Machinery & Heavy Trucks - 3.3%
Allison Transmission Holdings, Inc.	212,900	10,304,360
Caterpillar, Inc.	66,102	9,566,942
		19,871,302
Industrial Machinery - 24.6%
Fortive Corp.	392,701	28,341,231
Gardner Denver Holdings, Inc. (a)	431,864	14,627,234
IDEX Corp.	57,073	9,288,060
Illinois Tool Works, Inc.	62,500	10,895,625
Ingersoll-Rand PLC	164,665	21,589,228
ITT, Inc.	400,750	27,964,335
Kennametal, Inc.	196,777	6,853,743
Nordson Corp.	31,700	5,256,811
Parker Hannifin Corp.	88,200	17,533,278
SPX Flow, Inc. (a)	135,814	6,437,584
Xylem, Inc.	23,600	1,829,236
		150,616,365

TOTAL MACHINERY		170,487,667

Professional Services - 3.1%
Human Resource & Employment Services - 1.7%
TriNet Group, Inc. (a)	188,922	10,343,480
Research & Consulting Services - 1.4%
Equifax, Inc.	59,359	8,288,891

TOTAL PROFESSIONAL SERVICES		18,632,371

Road & Rail - 12.7%
Railroads - 9.3%
CSX Corp.	96,905	6,932,584
Kansas City Southern	54,400	8,291,648
Norfolk Southern Corp.	75,609	14,630,342
Union Pacific Corp.	153,921	27,088,557
		56,943,131
Trucking - 3.4%
Knight-Swift Transportation Holdings, Inc. Class A (b)	274,813	10,165,333
Schneider National, Inc. Class B	449,012	10,215,023
		20,380,356

TOTAL ROAD & RAIL		77,323,487

Trading Companies & Distributors - 2.4%
Trading Companies & Distributors - 2.4%
HD Supply Holdings, Inc. (a)	230,566	9,181,138
MRC Global, Inc. (a)	432,600	5,770,884
		14,952,022
TOTAL COMMON STOCKS
(Cost $479,269,759)		609,293,480

Money Market Funds - 0.7%
Fidelity Cash Central Fund 1.61% (c)	1,490,419	1,490,717
Fidelity Securities Lending Cash Central Fund 1.61% (c)(d)	2,775,572	2,775,850
TOTAL MONEY MARKET FUNDS
(Cost $4,266,567)		4,266,567
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $483,536,326)		613,560,047
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,407,374)
NET ASSETS - 100%		$611,152,673

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$60,715
Fidelity Securities Lending Cash Central Fund	1,840
Total	$62,555

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.